UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Alabama Municipal Income Fund

Eaton Vance Arkansas Municipal Income Fund

Eaton Vance Georgia Municipal Income Fund

Eaton Vance Kentucky Municipal Income Fund

Eaton Vance Maryland Municipal Income Fund

Eaton Vance Missouri Municipal Income Fund

Eaton Vance North Carolina Municipal Income Fund

Eaton Vance Oregon Municipal Income Fund

Eaton Vance South Carolina Municipal Income Fund

Eaton Vance Tennessee Municipal Income Fund

Eaton Vance Virginia Municipal Income Fund

Eaton Vance

Alabama Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Security	Principal Amount (000’s omitted)	Value
Education — 6.2%
University of Alabama, 5.00%, 7/1/34	$1,500	$1,562,835
University of Alabama, 5.00%, 10/1/37	1,000	1,056,440

		$2,619,275

Electric Utilities — 3.6%
Florence Electric Revenue, 4.00%, 6/1/33	$1,585	$1,504,545

		$1,504,545

General Obligations — 13.8%
Auburn, 5.25%, 12/1/27	$1,000	$1,114,030
Huntsville, 5.00%, 5/1/33	1,025	1,091,584
Madison, 5.15%, 2/1/39	1,250	1,289,600
Mobile, 5.00%, 2/15/27	1,000	1,065,150
Oxford, 5.00%, 2/1/32	1,205	1,264,226

		$5,824,590

Hospital — 15.2%
Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	$1,500	$1,582,185
East Alabama Health Care Authority (The), 5.00%, 9/1/27	1,000	1,034,900
Health Care Authority, (Baptist Health), 5.00%, 11/15/16	400	420,748
Health Care Authority, (Baptist Health), 5.00%, 11/15/18	750	778,305
Health Care Authority, (Baptist Health), 5.00%, 11/15/21	400	405,948
Huntsville, Health Care Authority, 5.50%, 6/1/25	1,000	1,080,220
University of Alabama, Hospital Revenue, 5.75%, to 9/1/18 (Put Date), 9/1/22	1,000	1,114,330

		$6,416,636

Industrial Development Revenue — 5.3%
Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$600	$614,022
Phenix City Industrial Development Board, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	1,145	868,918
Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	750	768,922

		$2,251,862

Insured – Education — 10.0%
Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,000	$1,027,080
Alabama State University, (AGC), 4.75%, 5/1/33	475	479,959
Auburn University, (AGM), 5.00%, 6/1/38	250	257,408
Jacksonville State University, (AGC), 5.125%, 12/1/33	1,230	1,263,665
Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,110	1,186,501

		$4,214,613

Insured – Electric Utilities — 1.0%
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$400	$424,692

		$424,692

1

Security	Principal Amount (000’s omitted)	Value
Insured – Escrowed/Prerefunded — 5.1%
Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	$2,065	$2,163,294

		$2,163,294

Insured – Lease Revenue/Certificates of Participation — 5.7%
Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	$500	$517,895
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,100	1,301,476
Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24	520	599,732

		$2,419,103

Insured – Special Tax Revenue — 4.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$1,855	$1,588,270
Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	505	429,386

		$2,017,656

Insured – Transportation — 2.0%
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,000	$818,660

		$818,660

Insured – Water and Sewer — 11.5%
Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,410	$2,296,224
Cullman Utilities Board, (AGM), 5.00%, 9/1/30	1,000	1,044,770
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 0.00%, 8/15/41	2,600	496,314
West Morgan-East Lawrence, Water and Sewer Authority, (AGM), 4.85%, 8/15/35	1,000	1,015,380

		$4,852,688

Other Revenue — 3.8%
Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,500	$1,584,555

		$1,584,555

Special Tax Revenue — 3.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$145	$150,488
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	155	160,966
Homewood City Board of Education, 5.00%, 4/1/32	500	523,395
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	540	437,902
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	353,158

		$1,625,909

Water and Sewer — 8.2%
Auburn, Waterworks Board, 5.00%, 9/1/29	$1,315	$1,403,552
Opelika Utilities Board, 5.25%, 6/1/36	500	520,945
Opelika Utilities Board, 5.25%, 6/1/41	500	516,960
Scottsboro Waterworks, Sewer and Gas Board, 5.00%, 8/1/32	1,000	1,034,060

		$3,475,517

Total Tax-Exempt Investments — 100.1% (identified cost $40,991,198)		$42,213,595

Other Assets, Less Liabilities — (0.1)%		$(38,204)

Net Assets — 100.0%		$42,175,391

2

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 40.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 11.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $32,902.

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,559,127

Gross unrealized appreciation	$1,876,340
Gross unrealized depreciation	(626,872)

Net unrealized appreciation	$1,249,468

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$42,213,595	$—	$42,213,595
Total Investments	$—	$42,213,595	$—	$42,213,595

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Arkansas Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.5%
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/24	$500	$579,805
Arkansas Development Finance Authority, (Capital Improvement), 5.00%, 6/1/25	250	286,973

		$866,778

Education — 4.1%
Texas A&M University, 5.00%, 7/1/26	$200	$235,798
University of Arkansas, (Auxiliary Facilities-Monticello Campus), 4.00%, 10/1/32	500	481,370
University of Arkansas, (Fort Smith Campus), 4.75%, 12/1/35	500	509,545
University of Arkansas, (Phillips Community College), 5.00%, 12/1/29	250	260,015
University of Arkansas, (UAMS Campus), 5.00%, 12/1/30	750	808,680

		$2,295,408

Electric Utilities — 1.6%
Independence County, Pollution Control Revenue, (Entergy Arkansas, Inc.), 2.375%, 1/1/21	$500	$482,735
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	500	411,420

		$894,155

Escrowed/Prerefunded — 1.9%
Arkansas Development Finance Authority, (Waste Water System), Escrowed to Maturity, 5.50%, 12/1/19	$250	$296,868
Conway, School District No. 1, Prerefunded to 2/1/15, 4.75%, 2/1/34	750	789,780

		$1,086,648

General Obligations — 19.7%
Arkansas, 4.75%, 6/1/29	$750	$780,022
Arkansas State College Savings, 0.00%, 6/1/14	2,750	2,746,425
Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,000	1,024,270
Bentonville, School District No. 6, 4.50%, 6/1/40	1,000	1,000,320
Bradford, Special School District, 4.75%, 2/1/39	315	319,234
Bryant, School District No. 25, 4.75%, 2/1/39	1,490	1,510,026
Pottsville, School District No. 61, 4.50%, 2/1/38	1,250	1,260,862
Pulaski County, Special School District, 5.00%, 2/1/35	500	509,730
Springdale, School District No. 50, 4.625%, 6/1/35	1,000	1,001,120
Springdale, School District No. 50, 4.75%, 6/1/39	1,000	1,001,600

		$11,153,609

Hospital — 1.4%
Pulaski County, Public Facilities Board, (Central Arkansas Radiation Therapy Institute Inc.), 5.25%, 7/1/28	$750	$768,420

		$768,420

Housing — 1.4%
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	$380	$378,590
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	275	275,676
Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	145	145,950

		$800,216

Industrial Development Revenue — 0.9%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$510	$510,015

		$510,015

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 10.0%
Arkansas State University, (BEEBE Campus), (AMBAC), 5.00%, 9/1/35	$1,000	$1,021,720
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,000	1,144,560
Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 3/1/32	1,250	1,293,725
Pulaski Technical College, (Capital Improvement), (AGM), 5.00%, 4/1/41	1,150	1,193,711
University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,000	1,029,820

		$5,683,536

Insured-Electric Utilities — 2.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$940	$785,342
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	444,790

		$1,230,132

Insured-Escrowed/Prerefunded — 4.5%
Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), Prerefunded to 6/1/14, 5.00%, 6/1/29	$1,000	$1,024,540
North Little Rock, Electric System, (NPFG), Escrowed to Maturity, 6.50%, 7/1/15	440	466,554
University of Arkansas, (UAMS Campus), (NPFG), Prerefunded to 11/1/14, 5.00%, 11/1/34	1,000	1,044,340

		$2,535,434

Insured-General Obligations — 0.8%
Arkansas State College Savings, (NPFG), 0.00%, 6/1/17	$500	$480,710

		$480,710

Insured-Health – Miscellaneous — 0.9%
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$5	$4,869
Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	500	501,950

		$506,819

Insured-Hospital — 7.5%
Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (AGC), 5.00%, 5/1/26	$1,140	$1,171,259
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,500	1,509,585
Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,565	1,569,883

		$4,250,727

Insured-Lease Revenue/Certificates of Participation — 1.8%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$845	$999,770

		$999,770

Insured-Other Revenue — 5.9%
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$1,000	$670,570
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	820	375,142
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	3,500	1,071,385
Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	7,445	1,248,080

		$3,365,177

Insured-Special Tax Revenue — 2.2%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	$1,000	$832,900
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	1,000	67,040
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,760	323,941

		$1,223,881

Insured-Utilities — 4.0%
Benton, Public Utility Revenue, (AGM), 5.00%, 9/1/36	$750	$774,645
Benton, Public Utility Revenue, (AMBAC), 5.00%, 9/1/36	1,435	1,481,767

		$2,256,412

2

Security	Principal Amount (000’s omitted)	Value
Insured-Water and Sewer — 7.6%
Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	$500	$525,660
Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,000	1,001,920
Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	450	474,151
Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	750	778,680
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	500	522,370
Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/37	1,000	1,027,210

		$4,329,991

Lease Revenue/Certificates of Participation — 4.9%
Arkansas Development Finance Authority, (Donaghey Plaza), 5.00%, 6/1/34	$1,190	$1,249,679
Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	1,500	1,536,165

		$2,785,844

Special Tax Revenue — 7.8%
Batesville Sales and Use Tax, 4.00%, 9/1/37	$730	$656,139
Cabot Sales & Use Tax, (Refunding & Improvement), 3.25%, 6/1/38	500	449,590
Cabot Sales & Use Tax, (Refunding & Improvement), 3.50%, 6/1/33	500	425,065
Fort Smith Sales and Use Tax, 5.00%, 5/1/23	400	454,796
Fort Smith Sales and Use Tax, 5.00%, 5/1/24	450	504,324
Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	760	795,629
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	140	113,848
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	70	58,744
Rogers Sales and Use Tax, 4.125%, 11/1/31	500	499,045
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	472,688

		$4,429,868

Water and Sewer — 3.9%
Arkansas Community Water System Public Water Authority, 5.00%, 10/1/32	$1,000	$1,039,770
El Dorado, Water and Sewer System Revenue, 4.375%, 12/1/28	595	621,513
El Dorado, Water and Sewer System Revenue, 4.50%, 12/1/30	500	522,915

		$2,184,198

Total Tax-Exempt Investments — 96.5% (identified cost $54,723,828)		$54,637,748

Other Assets, Less Liabilities — 3.5%		$1,973,454

Net Assets — 100.0%		$56,611,202

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 49.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 29.8% of total investments.

3

A summary of open financial instruments at November 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	40 U.S. Long Treasury Bond	Short	$(5,218,052)	$(5,230,000)	$(11,948)

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $11,948.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,713,147

Gross unrealized appreciation	$1,324,990
Gross unrealized depreciation	(1,400,389)

Net unrealized depreciation	$(75,399)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$54,637,748	$—	$54,637,748
Total Investments	$—	$54,637,748	$—	$54,637,748

Liability Description
Futures Contracts	$(11,948)	$—	$—	$(11,948)
Total	$(11,948)	$—	$—	$(11,948)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Georgia Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.3%

Security	Principal Amount (000’s omitted)	Value
Education — 3.9%
Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$600	$607,776
Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), 5.00%, 11/1/30	750	812,115
Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), 5.00%, 11/1/30	750	815,453

		$2,235,344

Electric Utilities — 1.8%
Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,000	$1,047,570

		$1,047,570

Escrowed/Prerefunded — 1.7%
Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$800	$1,005,376

		$1,005,376

General Obligations — 17.6%
Coweta County, Water and Sewerage Authority, 5.00%, 6/1/37	$1,000	$1,020,710
Georgia, 2.00%, 8/1/27	315	264,821
Georgia, 5.00%, 7/1/26	200	229,842
Georgia, 5.00%, 7/1/29	600	666,690
Gwinnett County School District, 5.00%, 2/1/36(1)	4,500	4,838,580
Jefferson City, School District, 5.25%, 2/1/33	1,500	1,595,625
Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	500	527,750
Lincoln County School District, 5.50%, 4/1/37	1,000	1,088,450

		$10,232,468

Hospital — 7.5%
DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,000	$997,600
Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	1,000	1,031,960
Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	750	779,220
Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,000	1,021,210
Savannah Hospital Authority, (St Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	524,465

		$4,354,455

Industrial Development Revenue — 6.7%
Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,190,040
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	600	600,018
Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	925	927,081
Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	160	160,699

		$3,877,838

Insured-Education — 2.1%
Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGC), 5.25%, 6/15/27	$1,125	$1,193,344

		$1,193,344

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 11.8%
Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	$2,295	$2,479,059
Griffin Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	1,000	1,069,250
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,204,570
Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/25	485	561,227
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	818,761
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	444,790
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	241,395

		$6,819,052

Insured-General Obligations — 2.3%
Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,333,863

		$1,333,863

Insured-Hospital — 3.1%
Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,750	$1,821,960

		$1,821,960

Insured-Lease Revenue/Certificates of Participation — 5.9%
Georgia Local Government 1998A Grantor Trust Certificates of Participation, (NPFG), 4.75%, 6/1/28	$1,330	$1,293,305
Georgia Municipal Association, Inc. Certificates of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,000	1,040,180
Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,000	1,078,700

		$3,412,185

Insured-Special Tax Revenue — 2.9%
Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,190	$1,201,805
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	453,930

		$1,655,735

Insured-Transportation — 3.3%
Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$785	$814,657
Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,000	1,124,100

		$1,938,757

Insured-Water and Sewer — 9.9%
Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), 5.00%, 6/1/33	$500	$518,815
DeKalb County Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,737,743
Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	1,250	1,291,625
Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,000	1,180,660
Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,000	1,032,320

		$5,761,163

Other Revenue — 1.4%
Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$800,445

		$800,445

Special Tax Revenue — 9.1%
Athens-Clarke County Unified Government Development Authority, (Economic Development Projects), 5.00%, 6/1/32	$1,080	$1,137,305
Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	750	790,365
Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	1,750	1,773,170
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	205	212,759
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	220	228,468

2

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	$570	$463,524
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	260	218,192
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	435	472,688

		$5,296,471

Transportation — 1.3%
Atlanta, Airport Revenue, 5.00%, 1/1/35	$750	$764,145

		$764,145

Water and Sewer — 12.0%
Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,000	$1,096,360
Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,093,800
Cherokee County, Water and Sewer Authority, 5.00%, 8/1/32	1,000	1,082,010
Columbus, Water and Sewer Revenue, 5.00%, 5/1/30	750	815,123
Forsyth County, Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,254,363
Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,602,690

		$6,944,346

Total Tax-Exempt Investments — 104.3% (identified cost $58,911,428)		$60,494,517

Other Assets, Less Liabilities — (4.3)%		$(2,492,681)

Net Assets — 100.0%		$58,001,836

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 39.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.5% to 14.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

A summary of open financial instruments at November 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	105 U.S. Long Treasury Bond	Short	$(13,697,386)	$(13,728,750)	$(31,364)

3

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $31,364.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,506,510

Gross unrealized appreciation	$2,716,867
Gross unrealized depreciation	(1,103,860)

Net unrealized appreciation	$1,613,007

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$–	$60,494,517	$–	$60,494,517
Total Investments	$–	$60,494,517	$–	$60,494,517

Liability Description
Futures Contracts	$(31,364)	$–	$–	$(31,364)
Total	$(31,364)	$–	$–	$(31,364)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Kentucky Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.5%
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,000	$1,112,000
Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/30	500	550,270

		$1,662,270

Education — 2.7%
Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,280	$1,284,864

		$1,284,864

Escrowed/Prerefunded — 4.3%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$2,250	$2,035,800

		$2,035,800

General Obligations — 4.4%
Lexington-Fayette Urban County Airport Board, 5.00%, 7/1/27	$1,000	$1,081,580
Lexington-Fayette Urban County Airport Board, (AMT), 5.00%, 7/1/30	500	512,255
Owensboro, 4.00%, 6/1/32	500	486,595

		$2,080,430

Hospital — 10.8%
City of Russell, (Bon Secours Health System), 5.00%, 11/1/26	$1,000	$1,062,930
Kentucky Economic Development Finance Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	1,000	988,460
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.00%, 8/15/42	250	251,172
Kentucky Economic Development Finance Authority, (Baptist Healthcare System), 5.625%, 8/15/27	500	536,820
Kentucky Economic Development Finance Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	500	515,410
Louisville/Jefferson County Metro Government, (Catholic Health Initiatives), 5.00%, 12/1/35	550	544,566
Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	750	684,750
Pikeville Hospital, (Pikeville Medical Center, Inc.), 6.25%, 3/1/31	500	540,280

		$5,124,388

Housing — 0.0%(1)
Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$5	$5,023

		$5,023

Industrial Development Revenue — 4.4%
Cleveland, OH, (Continental Airlines), (AMT), 5.70%, 12/1/19	$510	$510,015
Owen County, (American Water Project), 6.25%, 6/1/39	500	528,525
Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,070	1,060,884

		$2,099,424

Insured-Bond Bank — 2.2%
Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	$1,060	$1,066,275

		$1,066,275

Insured-Electric Utilities — 16.8%
Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,000	$1,044,040
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.00%, 9/1/37	2,000	2,012,980
Kentucky Municipal Power Agency, (Prairie State Project), (NPFG), 5.25%, 9/1/27	1,000	1,077,350

1

Security	Principal Amount (000’s omitted)	Value
Owensboro, (AMBAC), 0.00%, 1/1/20	$2,000	$1,662,360
Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,200	1,252,632
Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	400	424,692
Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	500	552,985

		$8,027,039

Insured-Escrowed/Prerefunded — 4.5%
Jefferson County, School District Finance Corp., (AGM), Prerefunded to 7/1/16, 4.50%, 7/1/23	$1,000	$1,102,620
Louisville & Jefferson County Metropolitan Sewer District, (NPFG), Prerefunded to 5/15/14, 5.00%, 5/15/38	750	774,330
Wayne County, School District Finance Corp., (NPFG), Prerefunded to 7/1/15, 4.00%, 7/1/25	255	269,629

		$2,146,579

Insured-Hospital — 6.2%
Hardin County, Hospital Revenue, (Hardin Memorial Hospital), (AGM), 5.75%, 8/1/33	$750	$773,790
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	4,480	2,189,779

		$2,963,569

Insured-Industrial Development Revenue — 0.5%
Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$250	$250,868

		$250,868

Insured-Lease Revenue/Certificates of Participation — 8.1%
Kentucky Area Development Districts Financing Trust, (XLCA), 4.70%, 6/1/35	$1,150	$1,107,197
Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	500	541,045
Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	500	543,665
Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	1,605	1,453,584
Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	250	202,838

		$3,848,329

Insured-Transportation — 4.9%
Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,000	$1,061,290
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,795	1,259,031

		$2,320,321

Insured-Water and Sewer — 4.4%
Campbell, Kenton and Boone Counties, Sanitation District No. 1, (NPFG), 5.00%, 8/1/37	$1,000	$1,012,060
Owensboro, (AGC), 5.00%, 9/15/26	500	533,745
Owensboro, (AGC), 5.00%, 9/15/27	290	311,657
Owensboro, (AGC), 5.00%, 9/15/31	225	235,584

		$2,093,046

Lease Revenue/Certificates of Participation — 12.0%
Fayette County, School District Finance Corp., 5.00%, 10/1/27	$1,000	$1,095,970
Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	2,700	2,667,168
Kentucky Asset/Liability Commission, Federal Highway Trust Fund, 5.25%, 9/1/25	1,000	1,128,810
Kentucky Property and Buildings Commission, 5.50%, 11/1/28	750	846,780

		$5,738,728

Other Revenue — 0.4%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$7,595	$187,141

		$187,141

Special Tax Revenue — 1.1%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70	$72,649
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	75	77,887
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	353,158

		$503,694

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 4.5%
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$500	$541,110
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,000	1,081,630
Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/32	500	536,400

		$2,159,140

Water and Sewer — 3.4%
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/27	$500	$551,540
Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 5/15/34	1,000	1,056,420

		$1,607,960

Total Tax-Exempt Investments — 99.1% (identified cost $46,077,407)		$47,204,888

Other Assets, Less Liabilities — 0.9%		$429,968

Net Assets — 100.0%		$47,634,856

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 11.7% of the Fund’s net assets at November 30, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 48.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 18.7% of total investments.

(1)	Amount is less than 0.05%.

A summary of open financial instruments at November 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	50 U.S. Long Treasury Bond	Short	$(6,522,565)	$(6,537,500)	$(14,935)

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $14,935.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,024,395

Gross unrealized appreciation	$2,214,027
Gross unrealized depreciation	(1,033,534)

Net unrealized appreciation	$1,180,493

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$47,204,888	$—	$47,204,888
Total Investments	$—	$47,204,888	$—	$47,204,888

Liability Description
Futures Contracts	$(14,935)	$—	$—	$(14,935)
Total	$(14,935)	$—	$—	$(14,935)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Maryland Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.1%

Security	Principal Amount (000’s omitted)	Value
Education — 14.0%
Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,028,790
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	2,000	2,120,220
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	1,660	1,665,544
Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,000	1,006,030
Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,500	1,470,210
Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	400	119,988
Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,000	1,026,790
University of Maryland, Auxiliary Facility and Tuition Revenue, 5.00%, 4/1/28(3)	1,425	1,567,785

		$10,005,357

Escrowed/Prerefunded — 3.6%
Prince George’s County Housing Authority, Prerefunded to 7/15/17, 5.00%, 7/15/23	$2,235	$2,581,067

		$2,581,067

General Obligations — 17.4%
Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,140	$1,185,007
Baltimore County, 4.00%, 8/1/26	1,000	1,054,510
Baltimore County, (Metropolitan District), 5.00%, 2/1/31	2,000	2,145,860
Baltimore, 4.00%, 10/15/25	1,520	1,595,422
Baltimore, 5.00%, 10/15/27	750	839,955
Maryland, 5.00%, 11/1/19	2,000	2,394,340
Montgomery County, 5.00%, 5/1/23	1,000	1,131,250
Montgomery County, 5.00%, 5/1/25	1,500	1,687,215
Prince George’s County Housing Authority, 5.00%, 9/15/29	425	471,504

		$12,505,063

Hospital — 16.8%
Baltimore County, (Catholic Health Initiatives), Prerefunded to 9/1/16, 4.50%, 9/1/33	$780	$863,944
Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,000	1,022,690
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,045,400
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,000	2,016,420
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.00%, 8/15/38	1,000	985,270
Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,475	1,476,416
Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	987,860
Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	1,280	1,281,024
Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	1,630	1,592,950

1

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	$750	$750,630

		$12,022,604

Housing — 6.3%
Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,000	$1,003,790
Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,110	1,112,220
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,000	967,060
Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,500	1,474,065

		$4,557,135

Industrial Development Revenue — 2.7%
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$825	$726,281
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	165	154,778
Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,000	1,045,300

		$1,926,359

Insured-Education — 2.0%
Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,200	$1,413,012

		$1,413,012

Insured-Escrowed/Prerefunded — 6.5%
Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,145	$3,660,497
Maryland Transportation Authority, (AGM), Escrowed to Maturity, Prerefunded to 7/1/14, 5.00%, 7/1/28	1,000	1,028,630

		$4,689,127

Insured-Hospital — 5.3%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	$740	$721,323
Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,035	3,096,155

		$3,817,478

Insured-Transportation — 5.1%
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	$1,500	$1,570,530
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,000	2,078,860

		$3,649,390

Insured-Water and Sewer — 5.5%
Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$1,000	$1,146,990
Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	2,000	2,284,240
Baltimore, (Water Projects), (NPFG), 5.125%, 7/1/42	500	501,425

		$3,932,655

Other Revenue — 0.3%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$10,110	$249,110

		$249,110

Senior Living/Life Care — 1.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$470	$497,044
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	375	351,949

		$848,993

Special Tax Revenue — 7.6%
Baltimore (Clipper Mill), 6.25%, 9/1/33	$743	$756,723
Baltimore (Strathdale Manor), 7.00%, 7/1/33	495	501,267
Maryland State Department of Transportation, 5.00%, 2/15/28	1,000	1,109,530
Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,000	1,127,420
Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	250	263,865

2

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2) (3)	$2,040	$1,654,297

		$5,413,102

Transportation — 9.8%
Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,000	$1,132,480
Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,028,560
Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	2,000	2,247,020
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,500	2,624,000

		$7,032,060

Total Tax-Exempt Investments — 104.1% (identified cost $73,711,277)		$74,642,512

Other Assets, Less Liabilities — (4.1)%		$(2,925,029)

Net Assets — 100.0%		$71,717,483

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 9.0% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $217,814.

A summary of open financial instruments at November 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	38 U.S. Long Treasury Bond	Short	$(4,957,149)	$(4,968,500)	$(11,351)

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $11,351.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,742,607

Gross unrealized appreciation	$3,210,723
Gross unrealized depreciation	(2,080,818)

Net unrealized appreciation	$1,129,905

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$74,642,512	$—	$74,642,512
Total Investments	$—	$74,642,512	$—	$74,642,512

Liability Description
Futures Contracts	$(11,351)	$—	$—	$(11,351)
Total	$(11,351)	$—	$—	$(11,351)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Missouri Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.7%
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 7.20%, 7/1/16	$45	$45,707
Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control and Drinking Water, 5.00%, 7/1/30	1,000	1,128,880

		$1,174,587

Education — 8.8%
Curators of the University of Missouri System Facilities Revenue, 5.00%, 11/1/33	$2,000	$2,105,780
Missouri State Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34(1)	1,000	1,034,510
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39	1,500	1,649,460
Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,275	1,402,041

		$6,191,791

General Obligations — 16.6%
Clay County, Public School District, 5.00%, 3/1/28	$1,000	$1,104,700
Columbia School District, 5.00%, 3/1/31	1,000	1,074,760
Hazelwood School District (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,077,460
Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,000	1,073,680
Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,000	1,067,920
Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,000	1,078,510
Joplin Schools, (Direct Deposit Program), 3.25%, 3/1/33	1,000	819,330
Kansas City, 4.75%, 2/1/25	1,000	1,087,470
Springfield School District No. R-12, (Direct Deposit Program), 5.00%, 3/1/33	1,000	1,081,490
University City School District, (Direct Deposit Program), 0.00%, 2/15/32	1,000	416,190
University City School District, (Direct Deposit Program), 0.00%, 2/15/33	1,000	393,960
Wentzville School District No. R-4, 0.00%, 3/1/28	3,000	1,433,310

		$11,708,780

Hospital — 9.2%
Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$1,000	$960,200
Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	1,000	1,003,090
Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	955	976,545
Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,000	1,028,320
Missouri State Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,000,260
Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,000	1,004,400
Saline County Industrial Development Authority, (John Fitzgibbon Memorial Hospital), 5.60%, 12/1/28	500	528,455

		$6,501,270

1

Security	Principal Amount (000’s omitted)	Value
Housing — 2.1%
Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$770	$754,161
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	155	157,744
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	465	485,255
Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	95	95,159

		$1,492,319

Industrial Development Revenue — 2.3%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,480	$1,619,357

		$1,619,357

Insured-Education — 1.6%
Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	$1,000	$1,090,950

		$1,090,950

Insured-Electric Utilities — 6.9%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Project), (AMBAC), (BHAC), 5.00%, 1/1/32	$1,500	$1,595,130
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	950	793,696
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	226,439
Springfield Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36(3)	2,275	2,265,263

		$4,880,528

Insured-Escrowed/Prerefunded — 4.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,590	$3,062,378

		$3,062,378

Insured-General Obligations — 6.2%
Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	$1,000	$1,120,090
Saint Charles County, Francis Howell School District, (NPFG), 0.00%, 3/1/16	1,000	983,270
Saint Charles County, Francis Howell School District, (NPFG), 5.25%, 3/1/21	1,000	1,201,800
Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,000	1,090,660

		$4,395,820

Insured-Hospital — 7.4%
Missouri State Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$4,000	$3,196,480
Missouri State Health and Educational Facilities Authority, (St. Luke’s Health System), (AGM), 5.50%, 11/15/28	1,850	2,006,177

		$5,202,657

Insured-Industrial Development Revenue — 0.9%
Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$755	$660,398

		$660,398

Insured-Lease Revenue/Certificates of Participation — 5.7%
Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	$1,000	$789,940
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,270	1,302,276
Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	936,031
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	845	999,770

		$4,028,017

Insured-Special Tax Revenue — 4.2%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,350	$2,592,684
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,280	384,974

		$2,977,658

2

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 5.4%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	$2,060	$1,757,180
Saint Louis Airport, (Lambert International Airport), (NPFG), (AMT), 6.00%, 7/1/14	910	938,374
Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,073,450

		$3,769,004

Insured-Water and Sewer — 1.5%
Metropolitan Saint Louis Sewer District, (NPFG), 5.00%, 5/1/36	$1,000	$1,049,370

		$1,049,370

Other Revenue — 3.6%
Missouri Development Finance Board, Cultural Facilities, (Kauffman Center), 4.75%, 6/1/37	$2,500	$2,520,050

		$2,520,050

Senior Living/Life Care — 4.5%
Lee’s Summit Industrial Development Authority, Senior Living Facilities, (John Knox Village), 5.125%, 8/15/32	$925	$882,108
Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,300	1,307,553
Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	1,000	1,000,070

		$3,189,731

Special Tax Revenue — 3.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$270	$280,219
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	295	306,355
Kansas City, Tax Increment Revenue, (Maincor Project), Series A, 5.25%, 3/1/18	555	614,596
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	530	430,996
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	575	482,540

		$2,114,706

Water and Sewer — 5.7%
Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,200	$1,285,512
Kansas City, Water Revenue, 5.25%, 12/1/32	1,465	1,588,851
Metropolitan Saint Louis Sewer District, 5.00%, 5/1/30	1,000	1,103,200

		$3,977,563

Total Tax-Exempt Investments — 101.7% (identified cost $69,183,111)		$71,606,934

Other Assets, Less Liabilities — (1.7)%		$(1,168,485)

Net Assets — 100.0%		$70,438,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

3

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 43.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 18.0% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at November 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	29 U.S. 10-Year Treasury Note	Short	$(3,625,173)	$(3,635,875)	$(10,702)
3/14	9 U.S. Long Treasury Bond	Short	(1,174,062)	(1,176,750)	(2,688)

					$(13,390)

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $13,390.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$68,311,166

Gross unrealized appreciation	$3,737,404
Gross unrealized depreciation	(1,291,636)

Net unrealized appreciation	$2,445,768

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$71,606,934	$—	$71,606,934
Total Investments	$—	$71,606,934	$—	$71,606,934

Liability Description
Futures Contracts	$(13,390)	$—	$—	$(13,390)
Total	$(13,390)	$—	$—	$(13,390)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

North Carolina Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.3%

Security	Principal Amount (000’s omitted)	Value
Education — 12.1%
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/40	$1,500	$1,548,000
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	5,000	5,347,800
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	2,400	2,507,184
North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,210,931
University of North Carolina at Charlotte, 5.00%, 4/1/32	1,250	1,327,800
University of North Carolina at Greensboro, 3.75%, 4/1/32	785	704,349
University of North Carolina at Greensboro, 5.00%, 4/1/31	1,020	1,090,176

		$13,736,240

Electric Utilities — 7.7%
North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue, (Duke Energy Carolinas), Series B, 4.625%, 11/1/40	$1,500	$1,474,980
North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,000	2,334,240
North Carolina Municipal Power Agency, (Catawba), 3.00%, 1/1/32	1,000	796,260
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,230	1,291,869
North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/31	885	918,949
Puerto Rico Electric Power Authority, 5.50%, 7/1/38	625	438,687
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	1,845	1,518,140

		$8,773,125

Escrowed/Prerefunded — 3.1%
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,950	$1,734,193
Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	2,000	1,809,600

		$3,543,793

General Obligations — 2.0%
North Carolina, 4.00%, 6/1/23	$2,000	$2,234,200

		$2,234,200

Hospital — 22.1%
Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$4,980	$4,947,779
North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	1,000	1,006,680
North Carolina Medical Care Commission, (Duke University Health System), Series 2009A, 5.00%, 6/1/42	2,295	2,324,720
North Carolina Medical Care Commission, (Duke University Health System), Series 2012A, 5.00%, 6/1/42	1,250	1,273,400
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,000	2,143,420
North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	825	828,663
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,260,921
North Carolina Medical Care Commission, (Novant Health, Inc.), Series A, 4.75%, 11/1/43	2,000	1,900,440
North Carolina Medical Care Commission, (Rex Hospital, Inc.), Series A, 5.00%, 7/1/30	900	922,023

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	$1,645	$1,663,737
North Carolina Medical Care Commission, (University Health Systems of Eastern Carolina), 6.25%, 12/1/33	2,500	2,797,850
North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,045,040

		$25,114,673

Housing — 2.7%
Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,430	$1,442,770
North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,630	1,583,610

		$3,026,380

Industrial Development Revenue — 0.7%
Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$764,888

		$764,888

Insured-Education — 0.9%
University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	$1,050	$1,082,067

		$1,082,067

Insured-Electric Utilities — 3.4%
Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$1,950	$2,008,247
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,740	1,407,155
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	482,790

		$3,898,192

Insured-General Obligations — 0.7%
Puerto Rico, (NPFG), 5.50%, 7/1/20	$840	$797,656

		$797,656

Insured-Hospital — 3.8%
Johnston Memorial Hospital, (AGM), 19.254%, 10/1/36(2)(3)(4)	$1,640	$1,760,376
North Carolina Medical Care Commission, (Novant Health Obligated Group), (BHAC), (NPFG), 5.00%, 11/1/39	2,500	2,560,675

		$4,321,051

Insured-Lease Revenue/Certificates of Participation — 2.3%
Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,500	$1,611,360
Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,000	1,032,560

		$2,643,920

Insured-Special Tax Revenue — 2.3%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$465,955
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,775	500,399
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	12,000	1,612,440
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	495	58,098

		$2,636,892

Insured-Transportation — 5.3%
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$10,000	$3,415,100
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,000	1,091,060
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(5)	1,800	1,535,400

		$6,041,560

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 14.6%
Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,550	$1,661,150
Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,400	1,544,298
Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,829,166
Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,055,740
Durham County, Certificates of Participation, 5.00%, 6/1/31	1,000	1,064,730
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,071,620
North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,837,780
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	1,000	1,080,300
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	1,000	1,100,570
Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,000	2,143,540
Wake County, 5.00%, 6/1/36	1,000	1,070,390
Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,078,350

		$16,537,634

Other Revenue — 2.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$13,560	$795,837
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,000	1,169,700
Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,212,047

		$3,177,584

Solid Waste — 1.0%
Mecklenburg County, Special Obligation, 5.00%, 1/1/26(5)	$1,000	$1,100,010

		$1,100,010

Special Tax Revenue — 2.8%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$8,625	$461,610
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(5)	2,620	2,124,636
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	592,219

		$3,178,465

Transportation — 5.4%
Charlotte Airport, 5.50%, 7/1/34	$535	$577,522
Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,497,915
Charlotte Airport, (AMT), 5.00%, 7/1/41	2,000	1,976,300
Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,056,370
North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,043,800

		$6,151,907

Water and Sewer — 11.6%
Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,495	$2,592,255
Cary, Combined Enterprise System Revenue, 4.00%, 12/1/37	1,440	1,409,515
Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,000	2,114,280
Charlotte, Water and Sewer, 5.00%, 7/1/34	1,000	1,083,650
Charlotte, Water and Sewer, 5.00%, 7/1/38	1,800	1,907,568
Raleigh, Combined Enterprise System Revenue, 3.375%, 3/1/38	1,000	810,390
Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,000	1,096,340
Winston-Salem, Water and Sewer System, 5.00%, 6/1/39	2,000	2,147,600

		$13,161,598

Total Tax-Exempt Investments — 107.3% (identified cost $122,029,594)		$121,921,835

Other Assets, Less Liabilities — (7.3)%		$(8,332,748)

Net Assets — 100.0%		$113,589,087

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 13.9% of the Fund’s net assets at November 30, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 17.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 8.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2013.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,920,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $1,760,376 or 1.5% of the Fund’s net assets.

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,048,039.

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$112,026,718

Gross unrealized appreciation	$5,210,274
Gross unrealized depreciation	(5,250,157)

Net unrealized depreciation	$(39,883)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$121,921,835	$—	$121,921,835
Total Investments	$—	$121,921,835	$—	$121,921,835

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Oregon Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 112.0%

Security	Principal Amount (000’s omitted)	Value
Education — 7.6%
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	$2,000	$2,156,700
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,013,430
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	990,990
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	250	261,495
Oregon Facilities Authority, (Reed College), 5.00%, 7/1/29	250	269,448
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,630	1,716,227
Oregon Health and Science University, 5.75%, 7/1/39	2,000	2,178,560

		$8,586,850

Electric Utilities — 2.5%
Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	$1,250	$1,299,750
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	1,845	1,518,140

		$2,817,890

General Obligations — 38.1%
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$1,500	$822,465
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	2,500	1,298,300
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	700	340,151
Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	425	193,345
Clackamas County, School District No. 46, 0.00%, 6/15/39	10,210	2,827,557
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/25	460	297,997
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/27	3,175	1,813,465
Deschutes and Jefferson Counties, Redmond School District No. 2J, 0.00%, 6/15/31	2,325	1,027,325
Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,000	8,366,800
Klamath County, School District, 5.00%, 6/15/29	1,155	1,262,161
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	1,000	530,510
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	1,215	603,952
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/33	1,000	410,340
Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	1,365	528,746
Multnomah County, David Douglas School District No. 40, 0.00%, 6/15/24	1,640	1,094,257
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	3,555	3,558,199
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	1,575	695,930
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/32	4,000	1,647,800
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	3,350	980,277
Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	2,120	605,006
Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,289,651
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	465	477,592
Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,760,495
Salem-Keizer, School District No. 24J, 0.00%, 6/15/28	3,745	1,987,247
Salem-Keizer, School District No. 24J, 0.00%, 6/15/29	1,000	496,160
Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	12,660	5,908,042
Washington County, Forest Grove School District No. 15, 0.00%, 6/15/26	1,975	1,189,464

		$43,013,234

Hospital — 9.0%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,500	$2,937,550
Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	1,740	1,747,238

1

Security	Principal Amount (000’s omitted)	Value
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/20	$1,320	$1,451,314
Klamath Falls Intercommunity Hospital Authority Revenue, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	269,992
Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,761,501

		$10,167,595

Housing — 7.9%
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$735	$723,387
Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	1,910	1,873,080
Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,000	5,017,900
Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	960	991,325
Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	300	307,077

		$8,912,769

Insured-Education — 3.7%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$5,300	$4,120,591

		$4,120,591

Insured-Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,630	$1,361,816
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,232,040

		$3,593,856

Insured-General Obligations — 6.5%
Beaverton School District, (AGC), 5.125%, 6/1/36	$715	$777,877
Clackamas and Washington Counties, School District No. 3, (NPFG), 0.00%, 6/15/23	800	585,912
Linn County, Lebanon Community School District No. 9, (NPFG), 5.50%, 6/15/30	4,000	4,810,200
Newport, (AGC), 0.00%, 6/1/28	1,000	549,220
Newport, (AGC), 0.00%, 6/1/29	1,225	644,999

		$7,368,208

Insured-Hospital — 4.2%
Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,415	$1,435,121
Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,000	3,251,130

		$4,686,251

Insured-Special Tax Revenue — 3.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$12,100	$1,057,177
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,015	859,898
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	20,000	1,340,800
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,785	501,042
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,000	117,370

		$3,876,287

Insured-Transportation — 4.8%
Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$315	$317,712
Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,685	1,695,868
Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	1,675	1,856,403
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,800	1,535,400

		$5,405,383

Other Revenue — 9.8%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$20,255	$1,188,766
Oregon Department of Administrative Services, 5.00%, 4/1/28(1)(2)	8,740	9,835,909

		$11,024,675

Special Tax Revenue — 6.2%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$13,180	$705,394
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,525	1,279,780

2

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	$5,220	$4,233,054
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	755	820,413

		$7,038,641

Transportation — 5.1%
Port of Portland, Portland International Airport, 5.00%, 7/1/29	$4,000	$4,140,920
Redmond Airport Revenue, 5.50%, 6/1/24	215	226,827
Redmond Airport Revenue, 5.75%, 6/1/27	200	208,654
Redmond Airport Revenue, 6.00%, 6/1/34	550	570,499
Redmond Airport Revenue, 6.25%, 6/1/39	600	625,626

		$5,772,526

Total Tax-Exempt Municipal Securities — 112.0% (identified cost $129,322,995)		$126,384,756

Taxable Municipal Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
Utilities — 3.8%
Port of Morrow, Transmission Facilities, (Bonneville Cooperation Project 1), 3.675%, 9/1/42	$5,000	$4,276,850

Total Taxable Municipal Securities — 3.8% (identified cost $5,000,000)		$4,276,850

Total Investments — 115.8% (identified cost $134,322,995)		$130,661,606

Other Assets, Less Liabilities — (15.8)%		$(17,779,563)

Net Assets — 100.0%		$112,882,043

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 15.9% of the Fund’s net assets at November 30, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 10.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

3

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $4,234,363.

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$116,509,828

Gross unrealized appreciation	$7,066,435
Gross unrealized depreciation	(10,284,657)

Net unrealized depreciation	$(3,218,222)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$126,384,756	$—	$126,384,756
Taxable Municipal Securities	—	4,276,850	—	4,276,850
Total Investments	$—	$130,661,606	$—	$130,661,606

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

South Carolina Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.6%

Security	Principal Amount (000’s omitted)	Value
Education — 5.4%
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	$4,195	$4,311,411
University of South Carolina, Higher Education Facilities Revenue, 5.00%, 5/1/39	2,365	2,469,699

		$6,781,110

Electric Utilities — 7.7%
Berkeley County, Utility System Revenue, 4.00%, 6/1/28	$185	$188,905
Puerto Rico Electric Power Authority, 6.75%, 7/1/36	2,015	1,658,023
South Carolina Public Service Authority, (Santee Cooper), 5.375%, 1/1/28	4,510	4,979,626
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	2,580	2,785,833

		$9,612,387

General Obligations — 11.8%
Charleston County, 4.00%, 11/1/29	$2,650	$2,693,168
Georgetown County, 5.00%, 3/1/31	2,510	2,726,713
Georgetown County, 5.00%, 3/1/33	2,750	2,954,215
Richland-Lexington Airport District, (AMT), 3.00%, 3/1/27	580	510,992
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	206,704
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	707,023
South Carolina, 3.25%, 8/1/30	1,720	1,605,929
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	3,338,989

		$14,743,733

Hospital — 23.4%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	$1,900	$1,912,065
Greenwood County, 5.375%, 10/1/39	3,835	3,942,917
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,099,812
Lexington County, Health Services District, Inc., 5.00%, 11/1/27	3,615	3,812,162
Lexington County, Health Services District, Inc., 5.00%, 11/1/32	955	961,771
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	2,500	2,610,550
South Carolina Jobs Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/29	450	465,534
South Carolina Jobs Economic Development Authority, (Conway Hospital, Inc.), 5.00%, 7/1/37	2,035	2,014,060
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/24	1,560	1,492,748
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.50%, 2/1/25	2,010	1,877,501
South Carolina Jobs Economic Development Authority, (Georgetown Hospital), 3.625%, 2/1/26	2,040	1,893,344
South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center), 6.00%, 9/15/38	3,380	3,485,186
South Carolina Jobs Economic Development Authority, (Palmetto Health), 5.75%, 8/1/39	3,420	3,537,374

		$29,105,024

Industrial Development Revenue — 2.3%
Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	$1,500	$1,502,595
Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,400	1,400,854

		$2,903,449

1

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 10.5%
Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	$9,410	$3,996,897
Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	5,000	2,462,300
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	2,090	1,481,768
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,680	1,403,590
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,103,922
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	1,920,686
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	764,418

		$13,133,581

Insured-Lease Revenue/Certificates of Participation — 3.4%
Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$3,210	$3,227,912
St. Peters Parish-Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	1,000	1,022,740

		$4,250,652

Insured-Special Tax Revenue — 0.8%
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$3,060	$196,942
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/41	4,075	631,951
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,000	117,370

		$946,263

Insured-Transportation — 2.8%
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	$2,700	$2,303,100
Richland-Lexington Airport District, (Columbia Metropolitan Airport), (AGC), (AMT), 5.00%, 1/1/21	1,095	1,168,836

		$3,471,936

Insured-Utilities — 2.8%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,161,670
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,270,540

		$3,432,210

Insured-Water and Sewer — 4.7%
Greenwood, Metropolitan District Sewer System, (AGM), 18.258%, 10/1/30(3)(4)(5)	$1,875	$2,306,025
Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,025	2,184,185
Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	1,405	1,396,121

		$5,886,331

Lease Revenue/Certificates of Participation — 12.0%
Berkeley County, School District, 5.125%, 12/1/30	$2,350	$2,493,938
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(1)(2)	5,875	6,290,421
Laurens County, School District, 5.25%, 12/1/30	4,645	4,770,694
Newberry County, School District, 5.25%, 12/1/25	1,320	1,403,318

		$14,958,371

Other Revenue — 1.0%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$21,465	$1,259,781

		$1,259,781

Special Tax Revenue — 5.1%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$24,080	$1,288,762
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)(2)	5,220	4,233,054
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	810	880,178

		$6,401,994

Student Loan — 1.7%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$2,030	$2,103,405

		$2,103,405

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 5.6%
Charleston County Airport District, (AMT), 5.50%, 7/1/38	$3,000	$3,089,970
South Carolina Ports Authority, 5.25%, 7/1/40	3,725	3,854,704

		$6,944,674

Water and Sewer — 11.6%
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/30	$1,000	$1,087,530
Charleston, Waterworks and Sewer Revenue, 5.00%, 1/1/35	3,000	3,181,590
Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)(2)	7,500	7,930,575
North Charleston Sewer District, 2.00%, 1/1/29	1,000	779,910
North Charleston Sewer District, 2.00%, 1/1/30	1,000	756,170
North Charleston Sewer District, 2.00%, 1/1/31	1,000	738,480

		$14,474,255

Total Tax-Exempt Investments — 112.6% (identified cost $140,717,327)		$140,409,156

Other Assets, Less Liabilities — (12.6)%		$(15,722,415)

Net Assets — 100.0%		$124,686,741

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 13.5% of the Fund’s net assets at November 30, 2013 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 22.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 7.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,167,151.

(3)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at November 30, 2013.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $2,306,025 or 1.8% of the Fund’s net assets.

3

The Fund did not have any open financial instruments at November 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,861,587

Gross unrealized appreciation	$5,359,118
Gross unrealized depreciation	(5,401,549)

Net unrealized depreciation	$(42,431)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$140,409,156	$—	$140,409,156
Total Investments	$—	$140,409,156	$—	$140,409,156

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tennessee Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.2%

Security	Principal Amount (000’s omitted)	Value
Education — 9.6%
Metropolitan Government of Nashville and Davidson County, (Belmont University), 5.00%, 11/1/28	$350	$362,485
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	1,000	1,048,910
Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,000	1,048,910
Tennessee School Bond Authority, 5.00%, 5/1/39	1,500	1,568,700

		$4,029,005

Electric Utilities — 6.3%
Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,500	$1,593,105
Clarksville, Electric Revenue, 5.00%, 9/1/34	500	525,085
Metropolitan Government of Nashville and Davidson County, Electric System Revenue, Series A, 5.00%, 5/15/36	500	528,665

		$2,646,855

General Obligations — 10.4%
Johnson City, 5.00%, 6/1/31	$350	$372,655
Metropolitan Government of Nashville and Davidson County, Series A, 5.00%, 1/1/33	750	807,840
Shelby County, 5.00%, 3/1/26	1,000	1,130,060
Tennessee, 5.00%, 5/1/29	1,000	1,123,950
Williamson County, 3.25%, 4/1/17	850	922,301

		$4,356,806

Hospital — 12.8%
Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$500	$563,120
Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,000	1,014,740
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	1,135,650
Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	615	112,360
Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	500	507,970
Shelby County, Health, Educational and Housing Facilities Board, (Methodist Le Bonheur Health), 5.00%, 5/1/42	1,000	1,000,300
Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	1,000	1,000,040

		$5,334,180

Housing — 4.0%
Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$355	$355,156
Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	950	956,165
Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	345	346,646

		$1,657,967

Industrial Development Revenue — 1.6%
Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$215	$211,616
Metropolitan Nashville Airport Authority, (Aero Nashville Project), 5.20%, 7/1/26	460	462,065

		$673,681

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 3.2%
Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,353,295

		$1,353,295

Insured-Electric Utilities — 7.5%
Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$760	$854,841
Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	600	649,656
Metropolitan Government of Nashville and Davidson County, Electric System Revenue, (NPFG), 0.00%, 5/15/17	1,000	968,240
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	375	313,301
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	226,439
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	165	132,767

		$3,145,244

Insured-Escrowed/Prerefunded — 10.2%
Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	$200	$200,766
Knox County, First Utility District, (NPFG), Escrowed to 12/1/16, 5.00%, 12/1/25	875	991,935
Metropolitan Government of Nashville and Davidson County, (AMBAC), Prerefunded to 5/15/14, 5.00%, 5/15/29	1,000	1,022,400
West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,000	2,049,200

		$4,264,301

Insured-General Obligations — 8.4%
Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	$500	$519,030
Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,425	1,284,011
Franklin, Special School District, (AGM), 0.00%, 6/1/20	2,000	1,729,180

		$3,532,221

Insured-Lease Revenue/Certificates of Participation — 1.2%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$430	$508,759

		$508,759

Insured-Special Tax Revenue — 1.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	$4,450	$388,796
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	1,750	236,618

		$625,414

Insured-Transportation — 1.1%
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	$590	$479,823

		$479,823

Insured-Water and Sewer — 9.1%
Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,000	$1,166,700
Harpeth Valley Utilities District, Davidson and Williamson Counties, (NPFG), 5.00%, 9/1/35	1,000	1,033,290
Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,000	1,063,550
South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	500	523,200

		$3,786,740

Special Tax Revenue — 1.9%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$135	$140,110
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	145	150,581
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	115	93,518
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	55	46,156
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	325	353,158

		$783,523

2

Security	Principal Amount (000’s omitted)	Value
Transportation — 4.6%
Memphis-Shelby County, Airport Authority, (AMT), 5.00%, 7/1/25	$500	$529,420
Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	1,250	1,385,875

		$1,915,295

Water and Sewer — 3.8%
Metropolitan Government of Nashville and Davidson County, Water & Sewer Revenue, 5.00%, 7/1/40	$750	$790,268
Rutherford County, Consolidated Utility District, Waterworks Revenue, 4.00%, 2/1/27	750	780,765

		$1,571,033

Total Tax-Exempt Investments — 97.2% (identified cost $40,245,688)		$40,664,142

Other Assets, Less Liabilities — 2.8%		$1,171,224

Net Assets — 100.0%		$41,835,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 43.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 17.8% of total investments.

A summary of open financial instruments at November 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	60 U.S. Long Treasury Bond	Short	$(7,827,078)	$(7,845,000)	$(17,922)

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $17,922.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$40,189,730

Gross unrealized appreciation	$2,316,991
Gross unrealized depreciation	(1,842,579)

Net unrealized appreciation	$474,412

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$40,664,142	$—	$40,664,142
Total Investments	$—	$40,664,142	$—	$40,664,142

Liability Description
Futures Contracts	$(17,922)	$—	$—	$(17,922)
Total	$(17,922)	$—	$—	$(17,922)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Virginia Municipal Income Fund

November 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	$1,000	$1,093,400

		$1,093,400

Education — 10.9%
Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,700	$1,764,005
University of Virginia, 5.00%, 6/1/40	3,100	3,307,576
Virginia College Building Authority, 5.00%, 9/1/33	4,000	4,184,640
Virginia College Building Authority, 5.00%, 9/1/38	275	283,253

		$9,539,474

Electric Utilities — 2.6%
Chesterfield County Economic Development Authority, (Virginia Electric Power Co.), (AMT), 5.60%, 11/1/31	$1,500	$1,543,665
Puerto Rico Electric Power Authority, 5.25%, 7/1/27	1,015	743,498

		$2,287,163

General Obligations — 9.8%
Loudoun County, 5.00%, 7/1/27	$2,820	$3,159,754
Norfolk, 5.00%, 8/1/28	750	840,562
Portsmouth, 4.75%, 7/15/25	500	544,985
Portsmouth, 5.25%, 7/15/25	675	774,792
Virginia, 4.00%, 6/1/26	1,000	1,071,280
Virginia, 5.00%, 6/1/31	2,000	2,195,140

		$8,586,513

Hospital — 19.1%
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(1)(2)	$5,000	$5,752,886
Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,000	3,182,490
Fauquier County Industrial Development Authority, (Fauquier Hospital), Prerefunded to 10/1/17, 5.25%, 10/1/37	700	819,119
Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 1.96% to 2/1/17 (Put Date), 8/1/38(3)	500	501,125
Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	645	661,073
Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,100	1,143,318
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,500	1,522,920
Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,605	1,536,627
Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	1,500	1,508,835

		$16,628,393

1

Security	Principal Amount (000’s omitted)	Value
Housing — 1.9%
Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$1,705	$1,630,867

		$1,630,867

Insured-Education — 5.4%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$4,155	$4,702,670

		$4,702,670

Insured-Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$835,470
Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,000	880,420

		$1,715,890

Insured-Hospital — 6.7%
Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$175	$176,355
Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,500	1,706,175
Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,655	3,997,802

		$5,880,332

Insured-Other Revenue — 1.2%
Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	$1,000	$1,068,260

		$1,068,260

Insured-Special Tax Revenue — 0.4%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,020	$330,307

		$330,307

Insured-Transportation — 16.2%
Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,000	$5,547,850
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,309,888
Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	3,800	4,274,202
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	132,944
Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	2,825	2,825,452

		$14,090,336

Lease Revenue/Certificates of Participation — 1.8%
Washington County Industrial Development Authority, (Davenport & Co., LLC), 5.25%, 8/1/30	$1,500	$1,597,020

		$1,597,020

Other Revenue — 1.6%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$14,980	$369,107
Fairfax County Economic Development Authority, (Silver Line Phase I), 5.00%, 4/1/37	1,000	1,028,920

		$1,398,027

Senior Living/Life Care — 3.3%
Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$100	$84,824
Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,085	1,084,924
Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	741,982
Virginia Beach Development Authority, (Westminster-Canterbury of Hampton Roads, Inc.), 5.375%, 11/1/32	1,000	960,380

		$2,872,110

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$3,750	$531,225

		$531,225

Transportation — 3.7%
Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,000	$1,045,550
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/32	1,000	319,090
Route 460 Funding Corp. of Virginia, 0.00%, 7/1/33	1,000	295,850
Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,500	1,574,400

		$3,234,890

Water and Sewer — 10.4%
Hopewell Sewer System Revenue, 5.00%, 7/15/33	$1,000	$1,053,710
Fairfax County Water Authority, 5.25%, 4/1/27	2,795	3,417,335
Upper Occoquan Sewer Authority, 4.50%, 7/1/38	475	480,633
Virginia Resources Authority, (Tuckahoe Creek Service District), 0.00%, 11/1/30	500	229,055
Virginia Resources Authority, (Tuckahoe Creek Service District), 0.00%, 11/1/31	750	323,933
Virginia Resources Authority, (Tuckahoe Creek Service District), 0.00%, 11/1/32	1,500	613,440
Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	2,710	2,927,098

		$9,045,204

Total Tax-Exempt Investments — 98.9% (identified cost $82,282,171)		$86,232,081

Other Assets, Less Liabilities — 1.1%		$959,028

Net Assets — 100.0%		$87,191,109

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2013, 32.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 19.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,422,886.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2013.

3

A summary of open financial instruments at November 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
3/14	170 U.S. Long Treasury Bond	Short	$(22,176,720)	$(22,227,500)	$(50,780)

At November 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At November 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $50,780.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$78,576,189

Gross unrealized appreciation	$6,595,146
Gross unrealized depreciation	(2,269,254)

Net unrealized appreciation	$4,325,892

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$86,232,081	$—	$86,232,081
Total Investments	$—	$86,232,081	$—	$86,232,081

Liability Description
Futures Contracts	$(50,780)	$—	$—	$(50,780)
Total	$(50,780)	$—	$—	$(50,780)

The Fund held no investments or other financial instruments as of August 31, 2013 whose fair value was determined using Level 3 inputs. At November 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 27, 2014